MarketGrader 100 Enhanced Fund
SUMMARY SECTION - MarketGrader 100 Enhanced Fund
Investment Objective
The investment objective of the MarketGrader 100 Enhanced Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Your Account With The Funds - Class A Shares” on page 44 of this Prospectus and in “Appendix B – Waivers and Discounts Available from Intermediaries.”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MarketGrader 100 Enhanced Fund - USD ($)	Class A	Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none	1.00%	[1]	none
Wire fee	$ 20	$ 20		$ 20
Overnight check delivery fee	25	25		25
Retirement account fees (annual maintenance fee)	$ 15	$ 15		$ 15
[1]	Class C Shares of the Fund are subject to a contingent deferred sales charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MarketGrader 100 Enhanced Fund		Class A	Class C	Class I
Management fees	[1]	1.10%	1.10%	1.10%
Distribution and service (Rule 12b-1) fees	[1]	0.25%	1.00%	none
All other expenses	[1]	0.40%	0.40%	0.40%
Shareholder services fees	[1]	0.10%	0.10%	0.10%
Other expenses	[1]	0.50%	0.50%	0.50%
Acquired fund fees and expenses	[1]	0.03%	0.03%	0.03%
Total annual fund operating expenses	[1]	1.88%	2.63%	1.63%
Fees waived and/or expenses reimbursed	[1],[2]	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[3]	1.78%	2.53%	1.53%
[1]	"Other expenses" and "acquired fund fees and expenses" for Class A Shares and Class C Shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C and Class I Shares respectively. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MarketGrader 100 Enhanced Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	721	1,099	1,501	2,622
Class C	360	808	1,386	2,956
Class I	156	504	877	1,924

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
MarketGrader 100 Enhanced Fund | Class C | USD ($)	256	808	1,386	2,956

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its total assets in the equity securities which comprise the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of a portfolio of high performing equity securities of U.S. companies, which is risk managed during periods of sustained market decline through the use of CBOE Volatility Index futures. Although the Fund seeks to track the performance of the Underlying Index, the Fund is actively managed by the investment advisor, and therefore the Fund’s returns may deviate from the performance of the Underlying Index.

The equity portion of the Underlying Index generally consists of 100 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader.com Corp. (the “Index Provider”) selects the 100 stocks from the MarketGrader U.S. Coverage Universe, a universe of approximately 4,100 equity securities of publicly-traded U.S. companies that are identified by the Index Provider pursuant to a methodology based on the strength of a company’s fundamentals with respect to growth, value, profitability and cash flow. The Index Provider analyzes those four areas using publicly available information (such as SEC filings) and provides a rating for each stock. The methodology then screens such potential Index components for certain criteria regarding sector/industry diversification, minimum market capitalization and minimum liquidity (based on three-month average daily trading volume). The Index Provider’s top 100 rated companies are selected for the Underlying Index. The stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semi-annually, on the third Friday of February and August each year. When the Index Provider rebalances the Underlying Index, securities may be added to or removed from the Underlying Index. The Fund will rebalance its portfolio semi-annually to correspond to the changes made in the Underlying Index.

The Fund generally will invest in all of the equity positions that comprise the Underlying Index and those positions will be equally weighted. During periods when the risk management portion is not in use, the Fund expects to generally be invested fully in these equity positions. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index. The Index may include and the Fund may invest in securities of any market capitalization. Since the Underlying Index represents only 100 stocks, the performance of an individual stock may have a greater effect on the Fund’s market value, therefore potentially making the Fund’s performance more volatile than that of a fund that tracks an index with a larger number of constituents, such as the S&P 500 Index.

The strategy is enhanced by the risk management portion of the Underlying Index which is intended to reflect management of the risk of fluctuations in the value of the equity portion of the Underlying Index during periods of sustained market decline. Like the Underlying Index, the Fund employs futures contracts included in the Kaizen Dynamic Risk Overlay Index (the “Overlay"), a separate, proprietary index that reflects the use of CBOE Volatility Index® (VIX) futures contracts to seek to manage risk during bear market periods while minimizing hedging expenses during rising markets. The Overlay utilizes a proprietary model that seeks to identify periods when such risk management may be needed and activates portfolio risk management using CBOE Volatility Index® (VIX) futures contracts only during these periods. The VIX is a widely used measure of market risk that represents the market’s expectation of near term (30-day) volatility based on S&P 500 stock index option prices. Although the Fund generally trades at the end of each business day based on the final composition of the Underlying Index for such day, the Fund may apply risk management positions at any point before the end of a day when the Overlay indicates such positions are appropriate. This timing difference may cause the Fund’s returns to deviate from the Underlying Index’s returns. There can be no assurance that the Fund's risk management positions will be successful.

The Fund may also invest in exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”), that invest in securities with similar characteristics as the components of the Underlying Index or that track the performance of VIX futures contracts, as a substitute for owning the futures included in the Overlay.

Principal Risks of Investing

Risk is inherent in all investing and you could lose some or the entire principal amount invested in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

CFTC and regulation risk. The financial crisis of 2007-2008 has led the U.S. government to expand considerably its regulation and oversight of financial services firms and the markets for financial instruments. In this regard, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has significantly enhanced the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulators are continuing to implement regulations under the Dodd-Frank Act, some which may adversely affect the Fund.

The Advisor is registered as a commodity pool operator under the Commodity Exchange Act. As a registered commodity pool operator, the Advisor is subject to a comprehensive scheme of regulations administered by the CFTC and the National Futures Association, the self-regulatory body for futures and swaps firms (“NFA”), with respect to both its own operations and those of the Fund. The Advisor seeks to rely on relief from certain CFTC recordkeeping, reporting, and disclosure requirements otherwise applicable as to the Fund to the extent permitted by CFTC regulations and CFTC staff guidance.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF risk. ETFs are subject to many of the same risks associated with individual securities, including market risk that the market as a whole, or the specific sector in which an ETF invests, may decline. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Futures risk. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. The Fund’s use of futures contracts exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the Fund has deposited or will have to deposit with a broker to maintain its futures position. Leverage can lead to large losses as well as gains. Under certain market conditions, futures contracts may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts.

Hedging transactions risk. Hedging transactions involve risks different than those of underlying investments. In particular, the variable degree of correlation between price movements of hedging transactions and price movements in the position being hedged means that losses on the hedge may be greater than gains in the value of the Fund’s positions, opportunities for gain may be limited or that there may be losses on both parts of a transaction. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging involves its own costs. There can be no assurance that any hedging transactions the Fund engages in will be successful. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging involves its own costs.

Large-capitalization company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Leveraging risk. Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy obligations.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or the volatility of the overall stock market, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-capitalization and mid-capitalization company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kaizenfunds.com, or by calling the Fund at 1-844-524-9366. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class C shares are not operational as of the date of this Prospectus and, therefore, do not have any performance information.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

The year-to-date return for the Class I Shares as of March 31, 2018 was (16.09)%.

Class I Shares
Highest Calendar Quarter Return at NAV	7.43%	Quarter Ended 03/31/2017
Lowest Calendar Quarter Return at NAV	(2.36%)	Quarter Ended 06/30/2016

Average Annual Total Returns for Periods ended December 31, 2017
Average Annual Total Returns - MarketGrader 100 Enhanced Fund		1 Year	Since Inception	Inception Date
Class I		24.52%	18.48%	Dec. 31, 2015
Class I | After Taxes on Distributions	[1]	21.97%	16.76%	Dec. 31, 2015
Class I | After Taxes on Distributions and Sales	[1]	14.04%	13.61%	Dec. 31, 2015
S&P 500 Index (does not reflect deduction for fees, expenses or taxes)		21.83%	16.79%	Dec. 31, 2015
Russell 3000 Index (does not reflect deduction for fees, expenses or taxes)		21.13%	16.86%	Dec. 31, 2015
Kaizen MarketGrader 100 Dynamic Risk Overlay Index (does not reflect deduction for fees, expenses or taxes)		26.37%	13.98%	Dec. 31, 2015
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.